Significant Accounting Policies - Additional Information (Detail) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2025 segment	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Schedule Of Significant Accounting Policies Summary [Line Items]
Number of reportable segments | segment	3
Depreciation expense		$ 13.9	$ 13.1	$ 13.4
Cumulative tax gain (loss) period		3 years	3 years	3 years
Accounts Payable
Schedule Of Significant Accounting Policies Summary [Line Items]
Unpaid purchases of property and equipment included in accounts payable		$ 1.3	$ 1.0	$ 1.7
Five Top Customers | Accounts Receivable | Customer Concentration Risk
Schedule Of Significant Accounting Policies Summary [Line Items]
Percentage of major customer net receivables to total receivables		54.70%
Minimum | Foreign Currency Forward Exchange Contracts
Schedule Of Significant Accounting Policies Summary [Line Items]
Foreign exchange contract term		1 month
Minimum | Building and Building Improvements
Schedule Of Significant Accounting Policies Summary [Line Items]
Property plant and equipment useful life		15 years
Minimum | Machinery and Equipment
Schedule Of Significant Accounting Policies Summary [Line Items]
Property plant and equipment useful life		3 years
Minimum | Tools and Dies
Schedule Of Significant Accounting Policies Summary [Line Items]
Property plant and equipment useful life		3 years
Minimum | Computer Hardware and Software
Schedule Of Significant Accounting Policies Summary [Line Items]
Property plant and equipment useful life		3 years
Maximum | Foreign Currency Forward Exchange Contracts
Schedule Of Significant Accounting Policies Summary [Line Items]
Foreign exchange contract term		12 months
Maximum | Building and Building Improvements
Schedule Of Significant Accounting Policies Summary [Line Items]
Property plant and equipment useful life		40 years
Maximum | Machinery and Equipment
Schedule Of Significant Accounting Policies Summary [Line Items]
Property plant and equipment useful life		20 years
Maximum | Tools and Dies
Schedule Of Significant Accounting Policies Summary [Line Items]
Property plant and equipment useful life		7 years
Maximum | Computer Hardware and Software
Schedule Of Significant Accounting Policies Summary [Line Items]
Property plant and equipment useful life		5 years